Leases	3 Months Ended
Mar. 31, 2026
Disclosure of Leases [Abstract]
Leases	Leases
The Company has various lease agreements for certain of its offices, facilities and equipment, with a weighted average remaining lease term of 13.4 years and weighted average discount rate of 4.2% as of March 31, 2026. Leases may include one or more options to renew. Renewal terms are not included in the determination of the lease term unless the renewals are deemed to be reasonably certain at the time of lease commencement. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. All leases were measured under a single criterion with the exception of those with terms not exceeding 12 months and low-value leases.
The following table outlines the carrying amounts of right-of-use assets:

	March 31, 2026	December 31, 2025
Land and improvements	$60	$60
Buildings, leasehold improvements and equipment	537	509
Total	$597	$569
The following table summarizes the depreciation of right-of-use assets:

	Three Months Ended March 31
	2026	2025
Land and improvements	$1	$1
Buildings, leasehold improvements and equipment	15	12
Total	$16	$13
For the three months ended March 31, 2026 and 2025, the additions to right-of-use assets were $43 million and $13 million, respectively, interest expense was $6 million and $6 million, respectively, and cash outflow for leases was $18 million and $33 million, respectively.